The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
1
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 98.7%
Consumer Discretionary - 18.7%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 3,298,922
35,760 Aptiv PLC
(a)
4,931,304
98,520 Comcast Corp., Class A 5,330,917
109,550 General Motors Co.
(a)
6,294,743
108,720 Prosus NV, ADR 2,416,846
56,513 Restaurant Brands International, Inc. 3,673,345
13,930 Whirlpool Corp. 3,069,475
29,015,552
Consumer Staples - 8.8%
63,600 Molson Coors Beverage Co., Class B
(a)
3,253,140
81,940 Mondelez International, Inc., Class A 4,795,948
49,750 Nestle SA, ADR 5,547,622
13,596,710
Financials - 14.2%
15,320 Aon PLC, Class A 3,525,285
11,720 Berkshire Hathaway, Inc., Class B
(a)
2,994,109
36,970 Chubb, Ltd. 5,840,151
42,950 Intercontinental Exchange, Inc. 4,796,656
31,610 JPMorgan Chase & Co. 4,811,990
21,968,191
Health Care - 10.7%
15,555 Becton Dickinson and Co. 3,782,198
17,055 Gilead Sciences, Inc. 1,102,265
77,467 Tabula Rasa HealthCare, Inc.
(a)
3,567,355
17,720 Thermo Fisher Scientific, Inc. 8,087,054
16,538,872
Industrials - 5.8%
61,030 Berry Global Group, Inc.
(a)
3,747,242
106,770 BrightView Holdings, Inc.
(a)
1,801,210
15,000 Danaher Corp. 3,376,200
8,924,652
Materials - 5.8%
32,370 Ball Corp. 2,743,034
63,950 Crown Holdings, Inc. 6,205,708
8,948,742
Real Estate - 1.9%
28,530 Prologis, Inc. REIT 3,024,180
Software & Services - 28.9%
3,082 Alphabet, Inc., Class A
(a)
6,356,687
2,251 Alphabet, Inc., Class C
(a)
4,656,486
87,110 CDK Global, Inc. 4,709,166
23,240 Fidelity National Information Services, Inc. 3,267,776
39,990 Fiserv, Inc.
(a)
4,760,410
57,755 Microsoft Corp. 13,616,896
104,780 Oracle Corp. 7,352,413
44,719,834
Technology Hardware & Equipment - 3.9%
49,765 Apple, Inc. 6,078,795
Total Common Stock (Cost $72,467,159) 152,815,528
Shares Security Description Value
Money Market Fund - 2.4%
3,765,158 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
0.01%
(b)
(Cost $3,765,158) 3,765,158
Investments, at value - 101.1% (Cost $76,232,317) $ 156,580,686
Other Assets & Liabilities, Net - (1.1)% (1,692,682)
Net Assets - 100.0% $ 154,888,004
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 152,815,528
Level 2 - Other Significant Observable Inputs 3,765,158
Level 3 - Significant Unobservable Inputs –
Total $ 156,580,686